EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the computation of the weighted-average common shares used to calculate basic and diluted earnings per share.

	2020	2019	2018
Weighted-average common shares issued	3,805,636	3,805,636	3,805,636
Average treasury stock shares	(1,874,720)	(1,852,450)	(1,798,021)
Average unallocated ESOP shares	(162,715)	(172,659)	(180,722)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,768,201	1,780,527	1,826,893
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	—	54	367

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,768,201	1,780,581	1,827,260